Cover Page Cover Page	Aug. 03, 2021
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	CNA FINANCIAL CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5823
Entity Tax Identification Number	36-6169860
Entity Address, Address Line One	151 N. Franklin
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	822-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000021175
Amendment Flag	true
Amendment Description	In its Current Report on Form 8-K filed on August 9, 2021 (the “Original Report”), the Registrant reported the resignation of Al Miralles, Executive Vice President and Chief Financial Officer, and the appointment of Larry Haefner as interim Chief Financial Officer, to be effective in September 2021. This Current Report on Form 8-K/A amends the Original Report to provide information about the compensatory arrangements related to the appointment of Mr. Haefner.
New York Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par value $2.50
Trading Symbol	"CNA"
Security Exchange Name	NYSE
Chicago Stock Exchange
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Par value $2.50
Trading Symbol	"CNA"
Security Exchange Name	CHX